COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Agreed on settlement amount	$ 0.7
Material construction project commitments	1.9	$ 2.3
Employee-related liabilities	$ 3.7	$ 3.1